UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-10399
                 ----------------------------------------------

                             Henderson Global Funds
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      737 NORTH MICHIGAN AVENUE, SUITE 1950
                             CHICAGO, ILLINOIS 60611
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                   Copy to:

 CHRISTOPHER K. YARBROUGH                            CATHY G. O'KELLY
737 NORTH MICHIGAN AVENUE,                    VEDDER, PRICE, KAUFMAN & KAMMHOLZ
        SUITE 1950                                 222 NORTH LASALLE STREET
 CHICAGO, ILLINOIS 60611                           CHICAGO, ILLINOIS 60601

       Registrant's telephone number, including area code: (312) 397-1122


Date of fiscal year end:  July 31

Date of reporting period:  October 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.


HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)

EUROPEAN FOCUS FUND
OCTOBER 31, 2005

                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------

COMMON STOCKS - 86.57%
               AUSTRALIA - 0.74%
    8,099,416  Centamin Egypt Ltd. *       $  2,401,273
                                          --------------
               AUSTRIA - 4.39%
       16,000  Agrana Beteiligung AG          1,460,383
       19,000  Andritz AG                     1,726,008
       94,250  OMV AG                         5,082,927
      135,000  Telekom Austria AG             2,797,363
       80,000  Wienerberger AG                3,092,001
                                          --------------
                                             14,158,682
                                          --------------
               CZECH REPUBLIC - 1.64%
      120,000  Zentiva N.V.                   5,288,171
                                          --------------
               FRANCE - 11.32%
       80,000  Bouygues S.A.                  3,947,215
      190,000  France Telecom S.A.            4,936,656
      112,423  Iliad S.A.                     5,995,635
    2,000,000  Rhodia S.A. *                  4,074,731
      125,000  Saft Groupe S.A. *             3,953,387
       94,000  Technip S.A.                   5,066,065
       22,000  Total S.A.                     5,521,020
       65,000  Ubisoft Entertainment S.A. *   2,997,564
                                          --------------
                                             36,492,273
                                          --------------
               GERMANY - 11.31%
       94,667  Bilfinger Berger AG            4,095,678
      200,000  Deutsche Post AG               4,458,235
      300,000  Deutsche Telekom AG            5,303,142
       49,900  Heidelberger Druckmaschinen
               AG                             1,584,771
       30,000  Hypo Real Estate Holding AG    1,450,364
      100,000  MobilCom AG                    2,032,571
      480,000  Pfleiderer AG *                8,743,892
      125,000  Premiere AG *                  3,596,849
       70,000  Siemens AG                     5,206,307
                                          --------------
                                             36,471,809
                                          --------------
               GREECE - 4.58%
      180,000  Coca-Cola Hellenic Bottling
               Co., S.A.                      4,896,867
      300,080  Hellenic Telecommunications
               Organization S.A *             6,192,845
      170,000  Motor Oil (Hellas) Corinth
               Refineries S.A.                3,667,257
                                          --------------
                                             14,756,969
                                          --------------
               HUNGARY - 0.73%
        8,046  Mol Magyar Olaj-es Gazipari
               Rt.                              739,142
       45,000  OTP Bank Rt.                   1,608,348
                                          --------------
                                              2,347,490
                                          --------------


                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------
               ITALY - 6.82%
    1,150,000  Azimut Holding SpA          $  8,283,088
      624,688  Enel SpA *                     5,038,465
      110,000  ENI SpA                        2,947,708
      200,000  Geox SpA                       1,904,337
      686,000  UniCredito Italiano SpA        3,829,102
                                          --------------
                                             22,002,700
                                          --------------
               NETHERLANDS - 3.24%
       70,000  Aalberts Industries N.V.       3,404,318
      145,000  Ballast Nedam N.V. *           5,922,261
      100,000  Buhrmann N.V.                  1,104,971
                                          --------------
                                             10,431,550
                                          --------------
               NORWAY - 2.43%
      350,000  Statoil ASA                    7,825,766
                                          --------------
               RUSSIA - 3.77%
       25,000  Gazprom GDR                    1,477,500
       75,000  Gazprom GDR                    4,432,500
      318,461  Pyaterochka Holding N.V. *     6,241,836
                                          --------------
                                             12,151,836
                                          --------------
               SPAIN - 2.29%
       50,000  Altadis S.A.                   2,121,257
      237,841  Gestevision Telecinco S.A.     5,276,101
                                          --------------
                                              7,397,358
                                          --------------
               SWITZERLAND - 1.48%
       73,000  Credit Suisse Group            3,224,377
       54,000  EFG International *            1,551,712
                                          --------------
                                              4,776,089
                                          --------------
               UNITED KINGDOM - 31.83%
      650,000  Admiral Group plc              5,027,683
      300,000  BAA plc                        3,257,684
    1,000,000  Body Shop International plc    3,716,998
      124,000  British American Tobacco
               plc                            2,728,135
      150,000  Enterprise Inns plc            2,069,572
    2,400,000  Evolution Group plc            5,883,477
      750,000  Halfords Group plc             3,680,492
       65,000  Imperial Tobacco Group plc     1,863,809
      250,000  Interserve plc                 1,502,287
      100,000  Investec plc                   3,598,408
      301,210  IP2IPO Group plc *             2,785,664
      385,000  Isoft Group plc                2,717,281
      164,000  Kensington Group plc           1,881,014
      100,000  Man Group plc                  2,725,799
    1,900,424  MFI Furniture Group plc        2,758,274
      275,000  Millfield Group *                121,687
      126,679  NDS Group plc, ADR *           4,636,451
      300,000  Northern Rock plc              4,218,793
    1,500,000  Old Mutual plc                 3,497,961
      340,000  Omega International Group
               plc                              920,754


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)

EUROPEAN FOCUS FUND
OCTOBER 31, 2005 (CONTINUED)

                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------
               UNITED KINGDOM - (CONTINUED)
      732,985  Paladin Resources plc       $  4,537,597
    1,000,000  Peninsular and Oriental
               Steam Navigation Co.           7,150,797
      100,000  Persimmon plc                  1,525,739
      675,131  Premier Foods plc              3,387,772
      350,000  Punch Taverns plc              4,528,543
    1,875,922  Regal Petroleum plc *          3,469,798
    2,400,000  Regus Group plc *              3,897,538
      550,000  Taylor Woodrow plc             3,047,054
    1,000,000  Tesco plc                      5,323,273
      250,000  Travis Perkins plc             6,150,747
                                          --------------
                                            102,611,081
                                          --------------

               TOTAL COMMON STOCKS
               (Cost $237,004,969)          279,113,047
                                          --------------
      PAR
    AMOUNT
  -----------

SHORT-TERM INVESTMENT - 11.21%
               REPURCHASE AGREEMENT - 11.21%
 $ 36,138,000  State Street Bank and Trust
               Co., 2.45%, dated 10/31/05
               to be repurchased at the
               price of $36,140,459 on
               11/1/05, collateralized by
               $24,735,000 par U.S.
               Treasury Bond, 10.625%, due
               8/15/15.                      36,138,000
                                          --------------

               TOTAL SHORT-TERM
               INVESTMENT
               (Cost $36,138,000)            36,138,000
                                          --------------
TOTAL INVESTMENTS - 97.78%
               (Cost $273,142,969)          315,251,047
                                          --------------
NET OTHER ASSETS AND
LIABILITIES - 2.22%                           7,146,937
                                          --------------
TOTAL NET ASSETS - 100.00%                $ 322,397,984
                                          --------------

      GDR  Global Depository Receipts

      ADR  American Depository Receipt

        *  Non-income producing security

                       See Notes to Financial Statements.

Other Information

Industry Concentration as a Percentage of Net Assets:            % of Net Assets
                                                                 ---------------
Integrated Oil & Gas                                                    8.69%
Integrated Telecommunication Services                                   5.97
Asset Management & Custody Banks                                        4.80
Building Products                                                       3.67
Food Retail                                                             3.59
Construction & Engineering                                              3.57
Broadcasting & Cable TV                                                 2.75
Industrial Conglomerates                                                2.67
Oil & Gas Exploration & Production                                      2.48
Thrifts & Mortgage Finance                                              2.34
Marine                                                                  2.22
Tobacco                                                                 2.08
Restaurants                                                             2.05
Home Improvement Retail                                                 1.91
Internet Software & Services                                            1.86
Wireless Telecommunication Services                                     1.85
Investment Banking & Brokerage                                          1.82
Diversified Banks                                                       1.69
Pharmaceuticals                                                         1.64
Oil & Gas Equipment & Services                                          1.57
Electric Utilities                                                      1.56
Property & Casualty Insurance                                           1.56
Office Services & Supply                                                1.55
Soft Drinks                                                             1.52
Application Software                                                    1.44
Homebuilding                                                            1.42
Air Freight & Logistics                                                 1.38
Specialty Chemicals                                                     1.26
Electric Components & Equipment                                         1.23
Personal Products                                                       1.15
Automotive Retail                                                       1.14
Oil & Gas Refining & Marketing                                          1.14
Other Diversified Financial Services                                    1.12
Life & Health Insurance                                                 1.09
Packaged Foods & Meats                                                  1.05
Industrial Machinery                                                    1.03
Airport Services                                                        1.01
Diversified Capital Markets                                             1.00
Home Entertainment Software                                             0.93
Home Furnishing Retail                                                  0.86
Health Care Services                                                    0.84
Gold                                                                    0.74
Footwear                                                                0.59
Agricultural Products                                                   0.45
Housewares & Specialties                                                0.29
                                                                   ---------
Common Stocks                                                          86.57
Short-Term Investment                                                  11.21
                                                                   ---------
Total Investments                                                      97.78
Net Other Assets and Liabilities                                        2.22
                                                                   ---------
                                                                     100.00%
                                                                   =========

HENDERSON EUROPEAN FOCUS FUND
NOTES TO PORTFOLIO OF INVESTMENTS

    1. All percentages are based on the net assets of the Henderson European Focus Fund (the "Fund") as of October 31, 2005.

    2. Net unrealized appreciation of the Fund's investment securities was $42,108,078 of which $55,725,347 related to appreciated investment securities and $13,617,269 related to depreciated investment securities for the fiscal quarter ended October 31, 2005.

    3. Securities traded on a recognized stock exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

       Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

       If market quotations are not readily available, or if the investment adviser determines that the value of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. In addition, because substantial changes in values in the U.S. markets subsequent to the close of the foreign market may affect the values of securities traded in the foreign market, foreign securities may be fair valued if such movements in the U.S. market exceed a specified threshold.

    4. In connection with transactions in repurchase agreements, it is the Trust's policy that its custodian either segregate or take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the value of the underlying collateral securities fall below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying collateral securities at the market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral securities may be subject to legal proceedings.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)

GLOBAL TECHNOLOGY FUND
OCTOBER 31, 2005

                                               VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------

COMMON STOCKS - 96.69%
               CHINA - 1.34%
        1,250  Netease.com, Inc., ADR *    $     95,338
                                          --------------
               FINLAND - 3.19%
       13,675  Nokia Oyj                        227,477
                                          --------------
               FRANCE - 3.11%
        9,300  Alcatel S.A. *                   109,338
        3,300  Business Objects S.A. *          112,833
                                          --------------
                                                222,171
                                          --------------
               GERMANY - 4.39%
       14,500  ADVA AG Optical Networking *     100,616
        1,245  SAP AG                           212,918
                                          --------------
                                                313,534
                                          --------------
               HONG KONG - 1.41%
      134,000  SinoCom Software Group Ltd.      100,257
                                          --------------
               JAPAN - 4.40%
        2,800  HOYA Corp.                        97,114
        3,600  Nitto Denko Corp.                216,785
                                          --------------
                                                313,899
                                          --------------
               KOREA - 4.34%
        1,260  NHN Corp. *                      209,396
          190  Samsung Electronics Co.,
               Ltd.                             100,460
                                          --------------
                                                309,856
                                          --------------
               NETHERLANDS - 4.46%
        5,750  ASML Holding N.V. *               97,164
        5,742  TomTom N.V. *                    221,103
                                          --------------
                                                318,267
                                          --------------
               SWITZERLAND - 4.25%
        5,320  Logitech International
               S.A. *                           201,560
          680  Roche Holding AG                 101,577
                                          --------------
                                                303,137
                                          --------------
               TAIWAN - 4.55%
       11,451  Hon Hai Precision Industry
               Co. Ltd., GDR                    101,912
       27,600  Taiwan Semiconductor
               Manufacturing Co., Ltd. ADR      223,008
                                          --------------
                                                324,920
                                          --------------
               UNITED STATES - 61.25%
       56,400  3Com Corp. *                     217,140
        3,908  Accenture Ltd.                   102,819
        3,300  Agilent Technologies, Inc. *     105,633
        3,945  Amdocs Ltd. *                    104,424



                                                 VALUE
    SHARES                                     (NOTE 3)
  -----------                                 ---------
               UNITED STATES - (CONTINUED)
        3,000  Analog Devices, Inc.        $    104,340
        1,940  Apple Computer, Inc. *           111,725
        2,460  Autodesk, Inc.                   111,020
        2,377  Automatic Data Processing,
               Inc.                             110,911
        9,000  Avaya, Inc. *                    103,680
       22,900  Bookham, Inc. *                  117,935
        2,700  CheckFree Corp. *                114,750
        2,325  Cognizant Technology
               Solutions Corp. *                102,253
        3,934  Digital River, Inc. *            110,191
       15,500  EMC Corp. *                      216,380
          690  Google, Inc. Class A *           256,777
        3,689  Hewlett-Packard Co.              103,440
        3,583  Intel Corp.                       84,201
        1,340  International Business
               Machines Corp.                   109,719
        2,725  Macromedia, Inc. *               119,682
        2,330  Marvell Technology Group
               Ltd. *                           108,135
        5,078  Maxim Integrated Products, Inc.  176,105
        3,205  Microchip Technology, Inc.        96,695
        2,500  MICROS Systems, Inc. *           114,800
        9,685  Microsoft Corp.                  248,904
        7,250  Monster Worldwide, Inc. *        237,872
        8,250  Oracle Corp. *                   104,610
        6,800  Quest Software, Inc. *            94,588
        8,300  Rackable Systems, Inc. *         115,370
        6,425  Scientific-Atlanta, Inc.         227,702
        4,300  Symantec Corp. *                 102,555
       10,500  Tellabs, Inc. *                  100,380
        5,325  Texas Instruments, Inc.          152,029
        3,485  VeriSign, Inc. *                  82,351
                                          --------------
                                              4,369,116
                                          --------------
TOTAL INVESTMENTS - 96.69%
               (Cost $6,235,868)              6,897,972
                                          --------------
NET OTHER ASSETS AND
LIABILITIES - 3.31%                            235,796
                                          --------------
TOTAL NET ASSETS - 100.00%                $   7,133,768
                                          --------------

        *  Non-income producing security

      ADR  American Depository Receipt

      GDR  Global Depository Receipts

                       See Notes to Financial Statements.

Other Information:

Industry Concentration as a Percentage of Net Assets:            % of Net Assets
                                                                 ---------------
Communications Equipment                                              19.98%
Semiconductors                                                        14.65
Application Software                                                  10.59
Internet Software & Services                                          10.57
Systems Software                                                       8.00
Computer Storage & Peripheral                                          7.48
Computer Hardware                                                      4.55
IT Consulting & Other Services                                         4.28
Employment Services                                                    3.34
Data Processing & Outsourced Services                                  3.16
Specialty Chemicals                                                    3.04
Electronic Equipment Manufacturing                                     2.84
Electronic Manufacturing Services                                      1.43
Pharmaceuticals                                                        1.42
Semiconductor Equipment                                                1.36
                                                                   ---------
Total Investments                                                     96.69
Net Other Assets and Liabilities                                       3.31
                                                                   ---------
                                                                     100.00%
                                                                   =========

HENDERSON GLOBAL TECHNOLOGY FUND
NOTES TO PORTFOLIO OF INVESTMENTS

    1. All percentages are based on the net assets of the Henderson Global Technologies Fund (the "Fund") as of October 31, 2005.

    2. Net unrealized appreciation of the Fund's investment securities was $662,104 of which $738,601 related to appreciated investment securities and $76,497 related to depreciated investment securities for the fiscal quarter ended October 31, 2005.

    3. Securities traded on a recognized stock exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

       If market quotations are not readily available, or if the investment adviser determines that the value of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. In addition, because substantial changes in values in the U.S. markets subsequent to the close of the foreign market may affect the values of securities traded in the foreign market, foreign securities may be fair valued if such movements in the U.S. market exceed a specified threshold.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND
OCTOBER 31, 2005

                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------

COMMON STOCKS - 87.13%
               AUSTRALIA - 0.48%
    2,300,000  Macquarie Capital Alliance
               Group *                      $ 3,250,470
                                          --------------
               CHINA - 1.27%
   11,800,000  China Life Insurance Co.,
               Ltd. H Shares *                8,676,359
                                          --------------
               FINLAND - 0.64%
      265,000  Nokia Oyj                      4,408,139
                                          --------------
               FRANCE - 8.36%
      550,171  Alcatel S.A. *                 6,468,248
      150,000  Essilor International S.A.    12,350,029
      550,000  France Telecom S.A.           14,290,320
      180,000  Technip S.A.                   9,700,975
      183,600  Vinci S.A.                    14,346,311
                                          --------------
                                             57,155,883
                                          --------------
               GERMANY - 4.25%
      820,000  Deutsche Telekom AG           14,495,255
      125,000  MobilCom AG                    2,540,714
      162,000  Siemens AG                    12,048,882
                                          --------------
                                             29,084,851
                                          --------------
               GREECE - 1.59%
      400,000  Coca-Cola Hellenic Bottling
               Co., S.A.                     10,881,928
                                          --------------
               HONG KONG - 2.32%
      881,200  China Mobile (Hong Kong),
               Ltd.                           3,921,699
    1,300,000  Esprit Holdings                9,214,922
    3,000,000  Johnson Electric Holdings,
               Ltd.                           2,708,943
                                          --------------
                                             15,845,564
                                          --------------
               ITALY - 2.19%
    1,860,127  Enel SpA *                    15,002,984
                                          --------------
               JAPAN - 26.17%
    2,375,000  Daiwa Securities Group,
               Inc.                          19,361,524
    1,496,000  Mitsui & Co., Ltd.            18,287,157
      551,500  Nippon System Development
               Co., Ltd.                     15,823,469
       66,300  Nitto Denko Corp.              3,992,466
       10,133  NTT DoCoMo, Inc.              17,409,157
      345,000  Secom Co., Ltd.               17,100,335
        1,943  Sumitomo Mitsui Financial
               Group, Inc.                   17,859,376
      316,000  Takeda Pharmaceutical Co.,
               Ltd.                          17,264,496
    4,279,000  Toshiba Corp.                 19,702,294
      321,800  Toyota Motor Corp.            14,678,791


                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------
               JAPAN - (CONTINUED)
        4,934  West Japan Railway Co.      $ 17,462,486
                                          --------------
                                            178,941,551
                                          --------------
               KOREA - 2.96%
      112,000  LG Card Co., Ltd. *            4,044,445
       15,040  Samsung Electronics Co.,
               Ltd.                           7,952,184
      247,000  Shinhan Financial Group
               Co., Ltd.                      8,233,333
                                          --------------
                                             20,229,962
                                          --------------
               NETHERLANDS - 0.57%
      100,850  TomTom N.V. *                  3,883,351
                                          --------------
               NORWAY - 2.45%
      750,000  Statoil ASA                   16,769,499
                                          --------------
               RUSSIA - 2.12%
      740,000  Pyaterochka Holding N.V.
               GDR *                         14,504,000
                                          --------------
               SINGAPORE - 1.88%
   12,636,000  Macquarie International
               Infrastructure Fund Ltd.       7,385,765
    4,763,300  StarHub, Ltd.                  5,483,947
                                          --------------
                                             12,869,712
                                          --------------
               SPAIN - 2.29%
      530,000  Industria de Diseno Textil
               S.A.                          15,682,559
                                          --------------
               SWEDEN - 1.91%
    4,000,000  Telefonaktiebolaget LM
               Ericsson B Shares             13,060,732
                                          --------------
               SWITZERLAND - 6.21%
       65,009  Kuehne & Nagel
               International AG              15,214,229
      324,241  Logitech International S.A.
               *                             12,284,618
       20,300  SGS S.A.                      14,957,149
                                          --------------
                                             42,455,996
                                          --------------
               TAIWAN - 1.64%
    1,391,000  Taiwan Semiconductor
               Manufacturing Co., Ltd. ADR   11,239,280
                                          --------------
               THAILAND - 1.41%
      187,000  Bangkok Bank Public Co.,
               Ltd.                             472,315
    1,700,000  PTT Public Co.                 9,171,162
                                          --------------
                                              9,643,477
                                          --------------
               UNITED KINGDOM - 11.36%
      544,000  British American Tobacco
               plc                           11,968,593
    1,720,000  British Sky Broadcasting
               Group plc                     15,526,433
    2,333,000  Capita Group plc              16,104,692
    1,200,000  Halfords Group plc             5,888,788


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND
OCTOBER 31, 2005 (CONTINUED)

                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------
               UNITED KINGDOM - (CONTINUED)
      508,988  IP2IPO Group plc *          $  4,707,246
      128,162  NDS Group plc, ADR *           4,690,729
    1,511,049  Regal Petroleum plc *          2,794,911
    3,000,000  Tesco plc                     15,969,818
                                          --------------
                                             77,651,210
                                          --------------
               UNITED STATES - 5.06%
      380,000  EMC Corp. *                    5,304,800
       16,750  Google, Inc. Class A *         6,233,345
      135,250  Microchip Technology, Inc.     4,080,493
      205,250  Microsoft Corp.                5,274,925
      175,000  Monster Worldwide, Inc. *      5,741,750
      263,000  Oracle Corp. *                 3,334,840
      130,600  Scientific-Atlanta, Inc.       4,628,464
                                          --------------
                                             34,598,617
                                          --------------

               TOTAL COMMON STOCKS
               (Cost $545,173,380)          595,836,124
                                          --------------
      PAR
    AMOUNT
  -----------

SHORT-TERM INVESTMENTS - 8.50%
               REPURCHASE AGREEMENT - 8.50%
 $  3,450,000  State Street Bank and Trust
               Co., 1.70% dated 10/31/2005
               to be repurchased at the
               price of $3,450,163 on
               11/1/05, collateralized by
               $2,365,000 par U.S.
               Treasury Bond, 10.625%, due
               8/15/15.                       3,450,000
                                          --------------
   54,666,000  State Street Bank and Trust
               Co., 2.45% dated 10/31/2005
               to be repurchased at the
               price of $54,669,720 on
               11/1/05, collateralized by
               $37,425,000 par U.S.
               Treasury Bond, 10.625%, due
               8/15/15.                      54,666,000
                                          --------------



               TOTAL SHORT-TERM
               INVESTMENTS
               (Cost $58,116,000)            58,116,000
                                          --------------
TOTAL INVESTMENTS - 95.63%
               (Cost $603,289,380)          653,952,124
                                          --------------
NET OTHER ASSETS AND
LIABILITIES - 4.37%                          29,908,555
                                          --------------
TOTAL NET ASSETS - 100.00%                $ 683,860,679
                                          --------------

        *  Non-income producing security

      ADR  American Depository Receipt

      GDR  Global Depository Receipts

                       See Notes to Financial Statements.

Other Information

Industry Concentration as a Percentage of Net Assets:            % of Net Assets
                                                                 ---------------
Communications Equipment                                               4.75%
Diversified Commercial Services                                        4.69
Food Retail                                                            4.46
Wireless Telecommunication Services                                    4.29
Integrated Telecommunication Services                                  4.21
Diversified Banks                                                      3.89
Integrated Oil & Gas                                                   3.79
Apparel Retail                                                         3.64
Semiconductors                                                         3.40
Employment Services                                                    3.20
Application Software                                                   3.00
Computer Hardware                                                      2.88
Investment Banking & Brokerage                                         2.83
Trading Company & Distributors                                         2.67
Computer Storgage & Peripheral                                         2.57
Railroads                                                              2.55
Pharmaceuticals                                                        2.52
Broadcasting & Cable TV                                                2.27
Marine                                                                 2.23
Electric Utilities                                                     2.19
Automobile Manufacturers                                               2.15
Construction & Engineering                                             2.10
Health Care Supplies                                                   1.81
Industrial Conglomerates                                               1.76
Tobacco                                                                1.75
Soft Drinks                                                            1.59
Oil & Gas Equipment & Services                                         1.42
Life & Health Insurance                                                1.27
Systems Software                                                       1.26
Asset Management & Custody Banks                                       1.16
Investment Company                                                     1.08
Internet Software & Services                                           0.91
Automotive Retail                                                      0.86
Consumer Finance                                                       0.59
Specialty Chemicals                                                    0.58
Oil & Gas Exploration & Production                                     0.41
Electric Components & Equipment                                        0.40
                                                                   ---------
Common Stocks                                                         87.13
Short-Term Investments                                                 8.50
                                                                   ---------
Total Investments                                                     95.63
Net Other Assets and Liabilities                                       4.37
                                                                   ---------
                                                                     100.00%
                                                                   =========

HENDERSON INTERNATIONAL OPPORTUNITES FUND
NOTES TO PORTFOLIO OF INVESTMENTS

    1. All percentages are based on the net assets of the Henderson International Opportunities Fund (the "Fund") as of October 31, 2005.

    2. Net unrealized appreciation of the Fund's investment securities was $50,662,744 of which $69,650,791 related to appreciated investment securities and $18,988,047 related to depreciated investment securities for the fiscal quarter ended October 31, 2005.

    3. Securities traded on a recognized stock exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

       Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

       If market quotations are not readily available, or if the investment adviser determines that the value of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. In addition, because substantial changes in values in the U.S. markets subsequent to the close of the foreign market may affect the values of securities traded in the foreign market, foreign securities may be fair valued if such movements in the U.S. market exceed a specified threshold.

    4. In connection with transactions in repurchase agreements, it is the Trust's policy that its custodian either segregate or take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the value of the underlying collateral securities fall below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying collateral securities at the market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral securities may be subject to legal proceedings.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)

INCOME ADVANTAGE FUND
OCTOBER 31, 2005

     PAR                                                                                                    VALUE
   AMOUNT                                                                    COUPON         MATURITY       (NOTE 3)
 ----------                                                               -----------      -----------  -------------
CORPORATE BONDS - 86.02%

               APPAREL & TEXTILES - 1.50%
$   500,000    Samsonite Corp.                                                 8.875%        6/1/11     $     517,500
                                                                                                        -------------


               AUTO - 3.93%
    300,000    Ford Motor Co.                                                  7.450        7/16/31           222,000
    500,000    General Motors Acceptance Corp.                                 6.750        12/1/14           478,911
    400,000    Goodyear Tire & Rubber Co. (a)                                  9.000         7/1/15           388,000
    250,000    Tenneco Automotive, Inc., Series B                             10.250        7/15/13           271,250
                                                                                                        -------------
                                                                                                            1,360,161
                                                                                                        -------------

               BUILDING & CONSTRUCTION - 1.44%
    500,000    K. Hovnanian Enterprises, Inc.                                  7.750        5/15/13           497,500
                                                                                                        -------------


               BUILDING MATERIAL - 1.63%
    400,000    Ply Gem Industries, Inc.                                        9.000        2/15/12           326,000
    275,000    WCI Communities, Inc.                                           6.625        3/15/15           237,188
                                                                                                        -------------
                                                                                                              563,188
                                                                                                        -------------

               CHEMICALS - 3.74%
    700,000    Crystal US Holdings, Series B (b)                            0/10.500        10/1/14           488,250
    500,000    Nell AF Sarl (a)                                                8.375        8/15/15           482,500
    350,000    PQ Corp. (a)                                                    7.500        2/15/13           323,750
                                                                                                        -------------
                                                                                                            1,294,500
                                                                                                        -------------

               CONSUMER PRODUCTS - 6.28%
    250,000    Acco Brands Corp. (a)                                           7.625        8/15/15           238,750
    500,000    Elizabeth Arden, Inc.                                           7.750        1/15/14           499,375
    500,000    K2, Inc.                                                        7.375         7/1/14           492,500
    500,000    Prestige Brands, Inc.                                           9.250        4/15/12           507,500
    500,000    Spectrum Brands, Inc.                                           7.375         2/1/15           434,375
                                                                                                        -------------
                                                                                                            2,172,500
                                                                                                        -------------

               DIVERSIFIED COMMERCIAL SERVICES - 2.85%
    500,000    Ahern Rentals, Inc. (a)                                         9.250        8/15/13           510,000
    500,000    United Rentals North America, Inc.                              7.750       11/15/13           477,500
                                                                                                        -------------
                                                                                                              987,500
                                                                                                        -------------

               ELECTRONICS - 1.03%
    250,000    Freescale Semiconductor, Inc.                                   7.125        7/15/14           263,438
    100,000    Sanmina-SCI Corp.                                               6.750         3/1/13            94,000
                                                                                                        -------------
                                                                                                              357,438
                                                                                                        -------------

               ENERGY - 5.09%
    300,000    CITGO Petroleum Corp.                                           6.000       10/15/11           315,750
    300,000    Delta Petroleum Corp.                                           7.000         4/1/15           285,000
    400,000    Frontier Oil Corp.                                              6.625        10/1/11           410,000
    150,000    Grant Prideco, Inc. (a)                                         6.125        8/15/15           151,125
    300,000    Hilcorp Energy Co. (a)                                         10.500         9/1/10           337,500

                       See Notes to Financial Statements.


HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)

INCOME ADVANTAGE FUND
OCTOBER 31, 2005 (CONTINUED)
     PAR                                                                                                    VALUE
   AMOUNT                                                                    COUPON         MATURITY       (NOTE 3)
 ----------                                                               -----------      -----------  -------------
               ENERGY - (CONTINUED)
$   150,000    Ocean Rig Norway AS (a)                                         8.375%        7/1/13     $     161,812
    100,000    Whiting Petroleum Corp. (a)                                     7.000         2/1/14           100,750
                                                                                                        -------------
                                                                                                            1,761,937
                                                                                                        -------------

               ENVIRONMENTAL - 1.07%
    400,000    Allied Waste North America, Inc.                                6.125        2/15/14           372,000
                                                                                                        -------------


               FINANCE & INVESTMENT - 1.35%
    300,000    American Real Estate Partners (a)                               7.125        2/15/13           293,250
    162,000    Global Cash Access LCC                                          8.750        3/15/12           173,138
                                                                                                        -------------
                                                                                                              466,388
                                                                                                        -------------

               FOOD WHOLESALE - 0.64%
    200,000    Pilgrims Pride Corp.                                            9.250       11/15/13           220,500
                                                                                                        -------------


               FORESTRY & PAPER - 1.51%
    100,000    Domtar, Inc.                                                    7.125        8/15/15            85,000
    300,000    Millar Western Forest Products Ltd.                             7.750       11/15/13           246,000
    300,000    Tembec Industries Inc.                                          8.500         2/1/11           192,000
                                                                                                        -------------
                                                                                                              523,000
                                                                                                        -------------

               GAMING - 4.23%
    500,000    Choctaw Resort Development Enterprise (a)                       7.250       11/15/19           497,500
    500,000    Trump Entertainment Resources, Inc.                             8.500         6/1/15           486,875
    500,000    Wynn Las Vegas LLC                                              6.625        12/1/14           478,750
                                                                                                        -------------
                                                                                                            1,463,125
                                                                                                        -------------

               HEALTH SERVICES - 5.65%
    200,000    AMR Holdco / Emcare (a)                                        10.000        2/15/15           219,000
    400,000    Iasis Healthcare Corp.                                          8.750        6/15/14           412,000
    400,000    Select Medical Corp.                                            7.625         2/1/15           373,000
    150,000    Tenet Healthcare Corp. (a)                                      9.250         2/1/15           142,875
    200,000    Tenet Healthcare Corp.                                          6.375        12/1/11           175,500
    300,000    US Oncology, Inc.                                               9.000        8/15/12           318,000
    300,000    Vanguard Health Holding Co. II                                  9.000        10/1/14           314,250
                                                                                                        -------------
                                                                                                            1,954,625
                                                                                                        -------------

               HOTELS - 1.12%
    400,000    Gaylord Entertainment Co.                                       6.750       11/15/15           388,000
                                                                                                        -------------


               LEISURE - 5.68%
    300,000    Bombardier Recreational Products, Inc.                          8.375       12/15/13           307,500
    400,000    Leslie's Poolmart                                               7.750         2/1/13           402,000
    500,000    NCL Corp. (a)                                                  11.625        7/15/14           516,250
    200,000    Universal City Development Partners                            11.750         4/1/10           225,250
    500,000    Universal City Florida Holding Co. (c)                          8.443         5/1/10           514,375
                                                                                                        -------------
                                                                                                            1,965,375
                                                                                                        -------------


                       See Notes to Financial Statements.


HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)

INCOME ADVANTAGE FUND
OCTOBER 31, 2005 (CONTINUED)

     PAR                                                                                                    VALUE
   AMOUNT                                                                    COUPON         MATURITY       (NOTE 3)
 ----------                                                               -----------      -----------  -------------
               MACHINERY - 1.73%
$   270,000    Case New Holland, Inc.                                          6.000%        6/1/09     $     259,200
    350,000    Douglas Dynamics LLC (a)                                        7.750        1/15/12           339,500
                                                                                                        -------------
                                                                                                              598,700
                                                                                                        -------------

               MEDIA - 7.12%
    250,000    CCO Holdings LLC (c)                                            7.995       12/15/10           244,375
    250,000    Charter Communication Holdings II LLC                          10.250        9/15/10           251,875
    200,000    Charter Communications Operating LLC (a)                        8.375        4/30/14           201,500
    300,000    Echostar DBS Corp.                                              6.625        10/1/14           292,500
    400,000    Kabel Deutschland GmbH (a)                                     10.625         7/1/14           432,500
    200,000    Nextmedia Operating, Inc.                                      10.750         7/1/11           218,250
    400,000    Sinclair Broadcast Group, Inc.                                  8.750       12/15/11           422,000
    500,000    Telenet Group Holding NV (a),(b)                             0/11.500        6/15/14           400,000
                                                                                                        -------------
                                                                                                            2,463,000
                                                                                                        -------------

               METAL & MINING - 0.80%
    300,000    Novelis, Inc. (a)                                               7.250        2/15/15           275,250
                                                                                                        -------------


               NON-FOOD & DRUG RETAIL - 2.25%
    500,000    Neiman Marcus Group, Inc. (a)                                  10.375       10/15/15           485,000
    300,000    Petro Stopping Centers L.P.                                     9.000        2/15/12           294,750
                                                                                                        -------------
                                                                                                              779,750
                                                                                                        -------------

               PACKAGING - 4.07%
    500,000    AEP Industries, Inc.                                            7.875        3/15/13           477,806
    300,000    Graham Packaging Co., Inc.                                      9.875       10/15/14           282,000
    300,000    Graphic Packaging International Corp.                           9.500        8/15/13           270,750
    400,000    Owens-Brockway Glass Container                                  6.750        12/1/14           378,000
                                                                                                        -------------
                                                                                                            1,408,556
                                                                                                        -------------

               PUBLISHING & PRINTING - 0.68%
    250,000    Nebraska Book Co., Inc.                                         8.625        3/15/12           235,000
                                                                                                        -------------


               REAL ESTATE - 0.59%
    200,000    Trustreet Properties, Inc.                                      7.500         4/1/15           203,500
                                                                                                        -------------


               SERVICES - 3.72%
    500,000    FTI Consulting, Inc. (a)                                        7.625        6/15/13           512,500
    300,000    Hydrochem Industrial Services, Inc. (a)                         9.250        2/15/13           276,000
    500,000    Sungard Data Systems Inc. (a)                                  10.250        8/15/15           498,125
                                                                                                        -------------
                                                                                                            1,286,625
                                                                                                        -------------

               TELECOMMUNICATIONS - 6.14%
    500,000    Digicel Ltd. (a)                                                9.250         9/1/12           517,500
    500,000    MCI Inc. (b)                                                    8.735         5/1/14           555,000
    400,000    Millicom International Cellular S.A.                           10.000        12/1/13           414,000
    400,000    PanAmSat Holding Corp. (b)                                   0/10.375        11/1/14           275,000

                       See Notes to Financial Statements.


HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)

INCOME ADVANTAGE FUND
OCTOBER 31, 2005 (CONTINUED)

     PAR                                                                                                    VALUE
   AMOUNT                                                                    COUPON         MATURITY       (NOTE 3)
 ----------                                                               -----------      -----------  -------------
               TELECOMMUNICATIONS - (CONTINUED)
$   350,000    Rogers Wireless Communications, Inc. (c)                        6.995%      12/15/10     $     364,000
                                                                                                        -------------
                                                                                                            2,125,500
                                                                                                        -------------

               TRANSPORTATION - 2.18%
    400,000    Grupo Transportacion Ferroviaria Mexicana S.A. (a)              9.375         5/1/12           436,000
    300,000    Horizon Lines LLC                                               9.000        11/1/12           319,875
                                                                                                        -------------
                                                                                                              755,875
                                                                                                        -------------

               UTILITIES - 8.00%
    400,000    AES Corp. (a)                                                   9.000        5/15/15           436,000
    400,000    Dynegy Holdings, Inc. (a)                                       9.875        7/15/10           432,000
    400,000    Markwest Energy Partners (a)                                    6.875        11/1/14           386,000
    500,000    Mirant Americas Generation LLC (d)                              8.300         5/1/11           625,000
    200,000    MSW Energy Holdings, Series B                                   7.375         9/1/10           208,000
    400,000    Reliant Resourse, Inc.                                          9.500        7/15/13           428,000
    150,000    Targa Resources, Inc. (a)                                       8.500        11/1/13           153,000
     99,664    Tenaska Alabama Partners L.P. (a)                               7.000        6/30/21           101,754
                                                                                                        -------------
                                                                                                            2,769,754
                                                                                                        -------------
               TOTAL CORPORATE BONDS
               (Cost $30,144,346)                                                                          29,766,747
                                                                                                        -------------

FOREIGN SOVEREIGN BONDS - 7.89%

               BRAZIL - 1.26%
    300,000    Federal Republic of Brazil                                      9.250       10/22/10           330,150
    100,000    Federal Republic of Brazil                                      8.875       10/14/19           105,750
                                                                                                        -------------
                                                                                                              435,900
                                                                                                        -------------

               COLUMBIA - 0.46%
    145,000    Republic of Columbia                                            8.250       12/22/14           157,615
                                                                                                        -------------


               GERMANY - 1.11%
    300,000    Aries Vermogensverwaltungs (Russia) (a)                         9.600       10/25/14           384,750
                                                                                                        -------------

               PANAMA - 0.42%
    125,000    Republic of Panama                                              8.875        9/30/27           145,938
                                                                                                        -------------


               PHILIPPINES - 0.51%
    175,000    Republic of Philippines                                         8.000        1/15/16           176,312
                                                                                                        -------------

               RUSSIA - 0.87%
    300,000    VTB Capital S.A. (a)                                            6.250        6/30/35           301,500
                                                                                                        -------------


               TURKEY - 0.82%
    250,000    Republic of Turkey                                              9.000        6/30/11           283,750
                                                                                                        -------------

               URUGUAY - 1.43%
    500,000    Republic of Uruguay                                             7.500        3/15/15           492,500
                                                                                                        -------------

                       See Notes to Financial Statements.


HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)

INCOME ADVANTAGE FUND
OCTOBER 31, 2005 (CONTINUED)

     PAR                                                                                                    VALUE
   AMOUNT                                                                    COUPON         MATURITY       (NOTE 3)
 ----------                                                               -----------      -----------  -------------
               VENEZUELA - 1.01%
$   300,000    Republic of Venezuela                                           9.250%       9/15/27     $     350,250
                                                                                                        -------------


               TOTAL FOREIGN SOVEREIGN
               BONDS
               (Cost $2,556,575)                                                                            2,728,515
                                                                                                        -------------

SHORT-TERM INVESTMENT - 4.73%

               REPURCHASE AGREEMENT - 4.73%
  1,636,000    State Street Bank and Trust Co., 1.70%, dated
               10/31/05 to be repurchased at the price of $1,636,077
               on 11/1/05, collateralized by $1,120,000 par U.S.
               Treasury Bond, 10.625%, due 8/15/15.                                                         1,636,000
                                                                                                        -------------


               TOTAL SHORT-TERM INVESTMENT
               (Cost $1,636,000)                                                                            1,636,000
                                                                                                        -------------
TOTAL INVESTMENTS - 98.64%
               (Cost $34,336,921)                                                                          34,131,262
                                                                                                        -------------
NET OTHER ASSETS AND LIABILITIES - 1.36%                                                                      471,672
                                                                                                        -------------
TOTAL NET ASSETS - 100.00%                                                                            $    34,602,934
                                                                                                      ---------------
(a)   144A securities are those that are exempt from registration under Rule
      144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) Security is a step coupon bond where the coupon increases on a predetermined date.

(c) Security is a floating rate bond where the interest rate is adjusted quarterly according to LIBOR interest rate changes.

(d)   Defaulted Security



                       See Notes to Financial Statements.


HENDERSON INCOME ADVANTAGE FUND
NOTES TO PORTFOLIO OF INVESTMENTS

    1. All percentages are based on the net assets of the Henderson Income Advantage Fund (the "Fund") as of October 31, 2005.

    2. Net unrealized depreciation of the Fund's investment securities was $205,659 of which $625,787 related to appreciated investment securities and $831,446 related to depreciated investment securities for the fiscal quarter ended October 31, 2005.

    3. Securities traded on a recognized stock exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

       Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Fund. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

       Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

       If market quotations are not readily available, or if the investment adviser determines that the value of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund.

    4. In connection with transactions in repurchase agreements, it is the Trust's policy that its custodian either segregate or take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the value of the underlying collateral securities fall below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying collateral securities at the market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral securities may be subject to legal proceedings.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)

U.S. CORE GROWTH FUND
OCTOBER 31, 2005

                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------

COMMON STOCKS - 99.88%
               BEVERAGES - 2.00%
       10,200  Coca-Cola Co.               $    436,356
                                          --------------
               CAPITAL MARKETS - 3.18%
        5,500  Goldman Sachs Group, Inc.        695,035
                                          --------------
               CHEMICALS - 3.14%
       10,900  Monsanto Co.                     686,809
                                          --------------
               COMMERCIAL SERVICES & SUPPLIES - 1.89%
       23,700  Cendant Corp.                    412,854
                                          --------------
               COMMUNICATIONS EQUIPMENT - 8.62%
       10,000  Cisco Systems, Inc. *            174,860
       22,500  Corning, Inc. *                  452,025
       20,100  Juniper Networks, Inc. *         468,933
       11,500  Motorola, Inc.                   254,840
       13,400  QUALCOMM, Inc.                   532,784
                                          --------------
                                              1,883,442
                                          --------------
               COMPUTER & PERIPHERAL - 2.69%
       42,100  EMC Corp. *                      587,716
                                          --------------
               CONSUMER FINANCE - 6.07%
       13,300  American Express Co.             661,941
        8,700  Capital One Financial Corp.      664,245
                                          --------------
                                              1,326,186
                                          --------------
               DIVERSIFIED CONSUMER SERVICES - 1.79%
        6,200  Apollo Group Inc., Class A *     390,724
                                          --------------
               DIVERSIFIED FINANCIAL SERVICES - 1.30%
          780  Chicago Mercantile Exchange
               Holdings, Inc.                   284,817
                                          --------------
               ENERGY EQUIPMENT & SERVICES - 4.25%
        7,600  National-Oilwell Varco,
               Inc. *                           474,772
        7,900  Transocean Inc. *                454,171
                                          --------------
                                                928,943
                                          --------------
               HEALTH CARE EQUIPMENT & SUPPLIES - 5.98%
        9,731  Boston Scientific Corp. *        244,443
       13,990  St. Jude Medical, Inc. *         672,499
        6,100  Zimmer Holdings, Inc. *          388,997
                                          --------------
                                              1,305,939
                                          --------------
               HEALTH CARE PROVIDERS & SERVICES - 7.84%
       14,335  Caremark Rx, Inc. *              751,154
        6,400  CIGNA Corp.                      741,568
       26,200  Tenet Healthcare Corp. *         220,604
                                          --------------
                                              1,713,326
                                          --------------



                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------
               HOTELS, RESTAURANTS & LEISURE - 2.67%
       10,000  Starwood Hotels & Resorts
               Worldwide, Inc.             $    584,300
                                          --------------
               HOUSEHOLD PRODUCTS - 2.51%
        9,800  The Procter & Gamble Co.         548,702
                                          --------------
               INDUSTRIAL CONGLOMERATES - 3.69%
        5,300  3M Co.                           402,694
       15,300  Tyco International, Ltd.         403,767
                                          --------------
                                                806,461
                                          --------------
               INDUSTRIAL POWER PRODUCTS & ENERGY
               TRADES - 3.49%
        4,000  Constellation Energy Group       219,200
        5,400  TXU Corp.                        544,050
                                          --------------
                                                763,250
                                          --------------
               INSURANCE - 2.25%
       10,300  AFLAC, Inc.                      492,134
                                          --------------
               INTERNET SOFTWARE & SERVICES - 2.98%
        1,750  Google, Inc. Class A *           651,245
                                          --------------
               MEDIA - 8.88%
       21,600  Comcast Corp., Class A *         592,056
       15,200  The Walt Disney Co.              370,424
       30,070  Time Warner, Inc.                536,148
       15,300  XM Satellite Radio
               Holdings, Inc. *                 441,099
                                          --------------
                                              1,939,727
                                          --------------
               MULTILINE RETAIL - 3.07%
       12,040  Target Corp.                     670,507
                                          --------------
               PHARMACEUTICALS - 7.13%
        9,355  Glaxosmithkline plc, ADR         486,367
        9,000  Novartis AG, ADR                 484,380
       15,420  Teva Pharmaceutical
               Industries, Ltd., ADR            587,810
                                          --------------
                                              1,558,557
                                          --------------
               SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT
               - 6.03%
       29,600  Applied Materials, Inc.          484,848
        3,200  Linear Technology Corp.          106,272
       17,300  MEMC Electronic Materials,
               Inc. *                           310,362
       13,800  Microchip Technology, Inc.       416,346
                                          --------------
                                              1,317,828
                                          --------------
               SOFTWARE - 6.61%
       10,500  Adobe Systems, Inc.              338,625
        7,800  Electronic Arts, Inc. *          443,664
       27,748  Symantec Corp. *                 661,790
                                          --------------
                                              1,444,079
                                          --------------

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)

U.S. CORE GROWTH FUND
OCTOBER 31, 2005 (CONTINUED)



                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------
               SPECIALTY RETAIL - 1.82%
       18,500  The TJX Companies, Inc.     $    398,305
                                          --------------


TOTAL INVESTMENTS - 99.88%
               (Cost $20,569,135)            21,827,242
                                          --------------
NET OTHER ASSETS AND
LIABILITIES - 0.12%                              25,748
                                          --------------
TOTAL NET ASSETS - 100.00%                 $ 21,852,990
                                          -------------

        *  Non-income producing security

    ADR    American Depository Receipt


                       See Notes to Financial Statements.

HENDERSON U.S. CORE GROWTH FUND
NOTES TO PORTFOLIO OF INVESTMENTS

    1. All percentages are based on the net assets of the Henderson U.S. Core Growth Fund (the "Fund") as of October 31, 2005.

    2. Net unrealized appreciation of the Fund's investment securities was $1,258,107 of which $2,052,754 related to appreciated investment securities and $794,647 related to depreciated investment securities for the fiscal quarter ended October 31, 2005.

    3. Securities traded on a recognized stock exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

       If market quotations are not readily available, or if the investment adviser determines that the value of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENDERSON GLOBAL FUNDS

By:      /s/ Sean Dranfield
         _____________________
         Sean Dranfield
         President (principal executive officer) of Henderson Global Funds

Date:    December 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Sean Dranfield
         _____________________
         Sean Dranfield
         President (principal executive officer) of Henderson Global Funds

Date:    December 22, 2005


By:      /s/ Karen Buiter
         _____________________
         Karen Buiter
         Treasurer (principal financial officer) of Henderson Global Funds

Date:    December 22, 2005